UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22964

Altegris KKR Commitments Fund

________________________________________________________________________

(Exact name of registrant as specified in charter)

1200 Prospect Street

Suite 400

La Jolla, CA 92037

________________________________________________________________________

(Address of principal executive offices) (Zip code)

David P. Mathews

Senior Vice President & General Counsel

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 524-9441

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD:

The Altegris KKR Commitments Fund did not vote any proxies during the annual period ended June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Fund

By (Signature and Title) /s/Jack Rivkin

Jack Rivkin

President of the Trust

Date: August 8, 2016